Goodwill and Intangible Assets - Additional Information (Detail) - Dec. 27, 2014 - USD ($) $ in Millions	Total
Goodwill and Intangible Assets Disclosure [Line Items]
Impact of foreign currency on Goodwill	$ (101)
Maximum
Goodwill and Intangible Assets Disclosure [Line Items]
Percent of excess fair value over carrying value	20.00%
Meal Solutions trademark 1
Goodwill and Intangible Assets Disclosure [Line Items]
Trademark carrying amount	$ 958
Meal Solutions trademark 2
Goodwill and Intangible Assets Disclosure [Line Items]
Trademark carrying amount	$ 261